ORGANIZATION	12 Months Ended
Dec. 31, 2025
ORGANIZATION
ORGANIZATION

1.    ORGANIZATION

Luckin Coffee Inc. (the “Company”) was incorporated in the Cayman Islands on June 16, 2017 under the Cayman Islands Companies Act (2021 Revision) (the “Companies Act”) as an exempted company with limited liability. The Company through its consolidated subsidiaries and variable interest entity (the “Former VIE” or “VIE”) (collectively, the “Group”) are principally engaged in the provision of retail services for high-quality and affordable freshly brewed drinks and pre-made food and beverage items in the People’s Republic of China (the “PRC” or “China”).

For the year ended December 31, 2025, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership	Principal activities

Subsidiaries:
Luckin Coffee Investment Inc. (“Luckin BVI”)	June 16, 2017	British Virgin Islands	100%	Investment holding
Luckin Coffee International Holdings Inc. (“Luckin International BVI”)	February 20, 2020	British Virgin Islands	100%	Investment holding
First Ray International Holdings (Cayman) Limited (“First Ray Cayman”)	July 25, 2024	Cayman Islands	100%	Investment holding
First Ray Holding Limited (“First Ray BVI”)	August 1, 2023	British Virgin Islands	100%	Investment holding
1st Ray International Holdings PTE. LTD. (“1st Ray International”)	September 11, 2024	Singapore	100%	Holding company of international business
Luckin Coffee Holding Singapore PTE. LTD. (“Luckin Singapore Holding”)	August 1, 2023	Singapore	100%	Holding company of Southeast Asia business
Luckin Coffee (SGP) PTE. LTD (“Luckin Singapore”)	August 11, 2022	Singapore	100%	Singapore store operating
Luckin Coffee (Hong Kong) Limited (“Luckin HK”)	June 19, 2017	Hong Kong, PRC	100%	Investment holding
Luckin Coffee Trading (Hong Kong) Limited (“Luckin Trading HK”)	April 1, 2022	Hong Kong, PRC	100%	International trading of materials for products
Luckin Coffee Roasting (Hong Kong) Limited (“Luckin Roasting”)	April 12, 2019	Hong Kong, PRC	100%	Investment holding
Luckin Coffee Hong Kong Operations Limited (“Luckin HK Operation”)	August 30, 2024	Hong Kong, PRC	100%	Hong Kong store operating
Beijing Luckin Coffee Co., Ltd. (“Beijing Wholly Foreign Owned Enterprise”, or, “Beijing WFOE”) (2)	October 31, 2017	PRC	100%	Retail services for freshly brewed drinks and pre-made food and beverage items and technical and consultation services
Luckin Investment (Tianjin) Co., Ltd. (“Luckin TJ”)	December 7, 2017	PRC	100%	Investment holding
Luckin Coffee Group Co., Ltd. (formerly as “Luckin Coffee (China) Co., Ltd”, “Luckin China”) (1) / (2) / (3)	March 28, 2018	PRC	100%	Headquarter
Luckin Coffee Roasting (Pingnan) Co., Ltd.	April 28, 2019	PRC	100%	Manufacture of materials for products
Luckin Coffee Food (Jiangsu) Co., Ltd	May 27, 2022	PRC	100%	Manufacture of materials for products
First Ray Operations (New York) LLC	October 18, 2024	U.S.	100%	U.S. store operating
(1)	Including their subsidiaries, collectively as the “PRC subsidiaries”.
(2)	On July 27, 2018, Beijing WFOE transferred all its 100% equity interest in its subsidiaries to Luckin China.
(3)	As of December 31, 2025, Luckin China had 67 direct and indirect wholly-owned subsidiaries.

1.    ORGANIZATION (CONTINUED)

“Former VIE” or “VIE” refers to Beijing Luckin Coffee Technology Ltd., which is a PRC company whose financial results had been consolidated into consolidated financial statements for the year ended or as of December 31, 2023.

PRC laws and regulations prohibit foreign ownership in certain telecommunication related businesses. To comply with these foreign ownership restrictions, the Company relies on contractual arrangements with the Former VIE rather than equity ownership in it to use, or otherwise benefit from, certain foreign restricted licenses and permits that the Company may need in the future, such as the internet content provider license, or the ICP license held by the Former VIE. Despite the lack of technical majority ownership, the Company had effective control of the Former VIE through a series of contractual agreements (the “Former VIE Agreements”). The equity interest of the Former VIE is legally held by PRC individuals (the “Nominee Shareholders”). Through the Former VIE Agreements, the Nominee Shareholders of the Former VIE effectively assign all their voting rights underlying their equity interests in the Former VIE to the Company, and therefore, the Company has the power to direct the activities of the Former VIE that most significantly impact the Former VIE’s economic performance. The Company also had the right to receive economic benefits and obligations to absorb losses from the Former VIE that potentially could be significant to the Former VIE. Based on the above, before the Former VIE was terminated, the Company consolidates the VIE in accordance with SEC Regulation S-X Rule 3A-02 and Accounting Standards Codification (“ASC”) 810-10 (“ASC 810-10”), Consolidation: Overall.

On March 15, 2024 (the “Terminate Date”), the Company has terminated the contractual agreements entered into by and among the Beijing WFOE and Former VIE. The termination was determined because (i) the foreign restricted licenses and permits held through the Former VIE are not necessary for our business operations as currently conducted, and (ii) the Company believe the termination of these arrangements help to optimize corporate governance structure. The Former VIE was deconsolidated from the Group’s consolidated financial statements from the Terminate Date. As of December 31, 2024 and 2025, there were no assets and liabilities from the VIE in the Group’s Consolidated Financial Statements. Former VIE incurred net loss of RMB 9,233 thousands and generated net income of RMB145 thousands for the year ended December 31, 2023 and for the period ended March 14, 2024, respectively.

In March 2024, the Group disposed of its entire equity interest in the Former VIE and no other form of consideration was received. At the time of disposal, the Former VIE was in a net liability position, and the financial impact of this disposal was minimal. The financial results of the Former VIE was negligible to the Company. The disposal was not a strategic shift of the business and would not have a major impact on the Group’s business, therefore the disposal did not qualify as discontinued operations.

The Former VIE is not involved in the business operations or fund planning of the Group. However, Luckin Coffee Inc. and its subsidiaries may transfer cash to the Former VIE by loans or capital support, subject to satisfaction of applicable government registration and approval requirements, to satisfy the Former VIE’s miscellaneous cash demands, such as social insurance fees for employees whose social insurance accounts were registered under the Former VIE. For the year ended December 31, 2023, and for the period ended March 15, 2024, the PRC subsidiaries transferred RMB11.1 million and RMB0.2 million (US$22 thousands), respectively, to the Former VIE by loans or by capital support. In addition, the Former VIE may transfer cash as repayment of loans or, on an ad hoc basis, as working capital support to the PRC subsidiaries. For the year ended December 31, 2023, and for the period ended March 15, 2024, the Former VIE transferred to the PRC subsidiaries RMB0.6 million and RMB nil (US$ nil), respectively. These funds were used for repayment of loans or to support operations of the PRC subsidiaries.

Net cash generated from operating activities of the Former VIE was RMB nil and RMB 12 thousands for the year ended December 31, 2023 and for the period ended March 14, 2024, respectively. In assition, Net cash used in investing activities of the Former VIE was RMB nil and RMB 12 thousands for the year ended December 31, 2023 and for the period ended March 15, 2024, respectively.

There are no assets that are pledged or collateralized for the VIE’ obligations and which can only be used to settle the VIE’s obligations, except for registered capital. Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of its share capital and statutory reserve, to the Company in the form of loans and advances or cash dividends. Please refer to Note 12 for disclosure of restricted net assets. As the VIE is incorporated as limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE. There were no other pledges or collateralization of the VIE’s assets.